11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
May 3, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK 0000896435
1933 Act Registration No. 033-57340
1940 Act Registration No. 811-07452
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Series I and Series II shares, as applicable, of:
Invesco Oppenheimer V.I. International Growth Fund, Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Conservative Balanced Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Global Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Global Strategic Income Fund, Invesco V.I. Government Money Market Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Health Care Fund, Invesco V.I. High Yield Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Main Street Small Cap Fund®, Invesco® V.I. Nasdaq 100 Buffer Fund - March, Invesco® V.I. Nasdaq 100 Buffer Fund - June, Invesco® V.I. Nasdaq 100 Buffer Fund - December, Invesco® V.I. Nasdaq 100 Buffer Fund - September, Invesco® V.I. S&P 500 Buffer Fund - March, Invesco® V.I. S&P 500 Buffer Fund - June, Invesco® V.I. S&P 500 Buffer Fund - September, Invesco® V.I. S&P 500 Buffer Fund - December, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund and Invesco V.I. U.S. Government Money Portfolio
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 87 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2023.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel